N-4	Oct. 31, 2022 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	Universal Life Separate Account Fortune VII
Entity Central Index Key	0001890459
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2021
Amendment Flag	false
Fees and Expenses [Text Block]

FEES AND EXPENSES

Charges for Early Withdrawals	Universal VIA Generation Growth — If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from the contract within 6 years following your last contribution, you will be assessed a withdrawal charge of up to 7% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $7,000 on a $100,000 investment.

Universal VIA Generation Growth ADV — No withdrawal charge.

For additional information about charges for surrenders and early withdrawals see “Charges and expenses” in this Prospectus.

Transaction Charges	In addition to surrender charges, you may also be charged for other transactions (for special requests such as wire transfers, express mail, duplicate contracts, preparing checks, third-party transfers or exchanges, or when you transfer between investment options in excess a certain number). Under the Universal VIA Generation Growth ADV contract, if the fee for the advisory services you are receiving is taken from Account Value, then Account Value will be reduced for any such charge.

For additional information about transaction charges, see “Fee Table” and “Charges and expenses” in this Prospectus.

Ongoing Fees and Expenses (annual charges)	Each series of the contract provides for different ongoing fees and expenses. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. For Universal VIA Generation Growth ADV contracts, the fees and expenses in the table below do not reflect any advisory fees paid to financial intermediaries from the contract value or other assets of the owner; if such fees were reflected, the below fees and charges would be higher. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Annual Fee	Minimum	Maximum
Base Contract (varies by contract series)(1) (4)	0.55%	1.50%
Investment options (Portfolio company fees and expenses)(2)	0.55%	1.27%
Optional benefits available for an additional charge (for a single optional benefit, if elected)(3)	0.30%	0.50%

(1)

Expressed as an annual percent of daily net assets. Included as part of base contract expense for the maximum charge attributable to the Generation Growth contracts, is the effect of the $50 annual Contract Maintenance Fee.

(2)	Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2021 and could change from year to year.
(3)	Expressed as an annual percentage of the applicable benefit base.
(4)	Puerto Rico Tax Charge, included as part of the Base Contract fee, will be deducted on an annual basis from each variable account and equals 0.10% of the net asset value of each variable account as of December 31 of each calendar year.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add withdrawal charges that substantially increase costs.

Lowest Annual Cost $1,425		Highest Annual Cost $3,299
Assumes:		Assumes:
●	Investment of $100,000	●	Investment of $100,000
●	5% annual appreciation	●	5% annual appreciation
●	Least expensive combination of contract series (Generation Growth ADV) and Portfolio company fees and expenses	●	Most expensive combination of contract series (Generation Growth), optional benefits (Return of Premium death benefit) and Portfolio company fees and expenses
●	No sales charges or advisory fees	●	No sales charges or advisory fees
●	No additional contributions, transfers or withdrawals	●	No additional contributions, transfers or withdrawals
●	No additional benefits

For additional information about ongoing fees and expenses, see “Fee Table” in this Prospectus.

Charges for Early Withdrawals [Text Block]

Charges for Early Withdrawals	Universal VIA Generation Growth — If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from the contract within 6 years following your last contribution, you will be assessed a withdrawal charge of up to 7% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $7,000 on a $100,000 investment.

Universal VIA Generation Growth ADV — No withdrawal charge.

Transaction Charges [Text Block]

For additional information about charges for surrenders and early withdrawals see “Charges and expenses” in this Prospectus.

Transaction Charges	In addition to surrender charges, you may also be charged for other transactions (for special requests such as wire transfers, express mail, duplicate contracts, preparing checks, third-party transfers or exchanges, or when you transfer between investment options in excess a certain number). Under the Universal VIA Generation Growth ADV contract, if the fee for the advisory services you are receiving is taken from Account Value, then Account Value will be reduced for any such charge.

Ongoing Fees and Expenses [Table Text Block]

For additional information about transaction charges, see “Fee Table” and “Charges and expenses” in this Prospectus.

Ongoing Fees and Expenses (annual charges)	Each series of the contract provides for different ongoing fees and expenses. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. For Universal VIA Generation Growth ADV contracts, the fees and expenses in the table below do not reflect any advisory fees paid to financial intermediaries from the contract value or other assets of the owner; if such fees were reflected, the below fees and charges would be higher. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Annual Fee	Minimum	Maximum
Base Contract (varies by contract series)(1) (4)	0.55%	1.50%
Investment options (Portfolio company fees and expenses)(2)	0.55%	1.27%
Optional benefits available for an additional charge (for a single optional benefit, if elected)(3)	0.30%	0.50%

(1)

Expressed as an annual percent of daily net assets. Included as part of base contract expense for the maximum charge attributable to the Generation Growth contracts, is the effect of the $50 annual Contract Maintenance Fee.

(2)	Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2021 and could change from year to year.
(3)	Expressed as an annual percentage of the applicable benefit base.
(4)	Puerto Rico Tax Charge, included as part of the Base Contract fee, will be deducted on an annual basis from each variable account and equals 0.10% of the net asset value of each variable account as of December 31 of each calendar year.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add withdrawal charges that substantially increase costs.

Lowest Annual Cost $1,425		Highest Annual Cost $3,299
Assumes:		Assumes:
●	Investment of $100,000	●	Investment of $100,000
●	5% annual appreciation	●	5% annual appreciation
●	Least expensive combination of contract series (Generation Growth ADV) and Portfolio company fees and expenses	●	Most expensive combination of contract series (Generation Growth), optional benefits (Return of Premium death benefit) and Portfolio company fees and expenses
●	No sales charges or advisory fees	●	No sales charges or advisory fees
●	No additional contributions, transfers or withdrawals	●	No additional contributions, transfers or withdrawals
●	No additional benefits

For additional information about ongoing fees and expenses, see “Fee Table” in this Prospectus.

Base Contract (of Other Amount) (N-4) Minimum [Percent]	0.55%	[1],[2]
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.50%	[1],[2]
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.55%	[3]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.27%	[3]
Optional Benefits Minimum [Percent]	0.30%	[4]
Optional Benefits Maximum [Percent]	0.50%	[4]
Lowest and Highest Annual Cost [Table Text Block]

Lowest Annual Cost $1,425		Highest Annual Cost $3,299
Assumes:		Assumes:
●	Investment of $100,000	●	Investment of $100,000
●	5% annual appreciation	●	5% annual appreciation
●	Least expensive combination of contract series (Generation Growth ADV) and Portfolio company fees and expenses	●	Most expensive combination of contract series (Generation Growth), optional benefits (Return of Premium death benefit) and Portfolio company fees and expenses
●	No sales charges or advisory fees	●	No sales charges or advisory fees
●	No additional contributions, transfers or withdrawals	●	No additional contributions, transfers or withdrawals
●	No additional benefits

For additional information about ongoing fees and expenses, see “Fee Table” in this Prospectus.

Lowest Annual Cost [Dollars]	$ 1,425
Highest Annual Cost [Dollars]	$ 3,299
Risks [Table Text Block]

RISKS

Risk of Loss	The contract is subject to the risk of loss. You could lose some or all of your account value.

For additional information about the risk of loss see “Principal risks of investing in the contract” in the Prospectus.

Not a Short-Term Investment	The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to income taxes.

For additional information about the investment profile of the contract, see “Fee Table” in the Prospectus.

An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options (e.g., the Portfolios). Each investment option has its own unique risks. You should review the investment options available under the contract before making an investment decision.

Risks Associated with Investment Options	For additional information about the risks associated with the underlying mutual funds, see the Appendix to this Prospectus entitled “Portfolio Companies available under the contract”, and “Portfolios of the Trusts” in “Purchasing the contract” in the Prospectus.

Insurance Company Risks	An investment in the contract is subject to the risks related to the Company. The general obligations under the contract, are supported by our general account and are subject to our claims paying ability. More information about the Company, including our financial strength ratings, may be obtained at www.universalpr.com.

For additional information about insurance company risks see “About the general account” in “More information” in the Prospectus.

Investment Restrictions [Text Block]	We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the investment options and to limit the number of investment options, which you may select. Such rights include, among others, combining any two or more investment options and transferring account value from any investment option to another investment option. We also reserve the right to remove or substitute underlying mutual funds an investment options.For more information, see “About Fortune VII Separate Account” in “More information” in the Prospectus.Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for any transfers in excess of 12 per contract year. We will provide you with advance notice if we decide to assess the transfer charge, which will never exceed $35 per transfer.For additional information about the investment options, see “Portfolios of the Trusts” in “Purchasing the contract” section in the Prospectus and the Appendix to this Prospectus entitled “Portfolio Companies available under the contract”.
Optional Benefit Restrictions [Text Block]	If you have a guaranteed benefit, like the Return of Premium Death Benefit, and we exercise our right to discontinue the acceptance of, and/or place additional limitations on, contributions to the contract, you may no longer be able to fund your guaranteed benefit.If you elect the Return of Premium death benefit, you generally cannot make additional contributions to your contract once you reach age 76 (or after the first contract year, if later)Withdrawals, including withdrawals to pay advisory fees, that exceed limits specified by the terms of an optional benefit may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn, and/or could terminate the benefit.If you purchase the Universal VIA Generation Growth ADV contract and you elect to pay the advisory fee from your account value, then this deduction will be treated as a withdrawal and will reduce the standard death benefit and the Return of Premium death benefit. See “Fee based programs” in “Purchasing the contract” in the Prospectus. For additional information about the Return of Premium death benefit, see “Return of Premium Death Benefit” in “Benefits Available Under the Contract” in this Prospectus.
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract. There is no additional tax benefit to you if the contract is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a withdrawal from the contract. For additional information about tax implications see “Tax information” in the Prospectus.
Investment Professional Compensation [Text Block]	Some financial professionals may receive compensation for selling the contract to you, in the form of commissions or in the form of contribution-based compensation. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this contract over another investment. For additional information about compensation to financial professionals, see “Distribution of the contracts” in “More information” in the Prospectus.
Exchanges [Text Block]	Some financial professionals may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract rather than continue to own your existing contract. For additional information about exchanges see “Charge for third-party transfer or exchange” in “Charges and expenses” in the Prospectus.
Item 4. Fee Table [Text Block]

Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, surrendering or making withdrawals from the contract. Each of the charges and expenses is more fully described in “Charges and expenses”. The fees and expenses for the ADV series do not reflect any advisory fees paid to investment advisors from the account value or other assets of the owner and the cumulative effect of these charges would increase the overall cost of a Universal VIA Generation Growth ADV contract. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes fees and expenses that you will pay at the time that you surrender the contract or if you make certain withdrawals, transfers or request special services.

TRANSACTION EXPENSES

	Generation Growth	Generation Growth ADV
Sales Load Imposed on Purchases	None	None
Withdrawal Charge (as a percentage of contributions withdrawn)	7.00%(1)	None
Transfer Fee(2)	$35	$35
Third Party Transfer or Exchange Fee(3)	$125	$125
Special Service Charges(4)	$280	$280

(1)	For Generation Growth only, the charge percentage we use is determined by the number of years since receipt of the contribution to which the charge relates if you make a withdrawal, surrender your contract to receive its cash value, or surrender your contract to apply your cash value to a non-life contingent annuity payment option. For each contribution, we consider the year in which we receive that contribution to be “year 1”.

Charge as a % of contribution for each year following contribution
	1	2	3	4	5	6	7+
Generation Growth	7%	7%	6%	6%	5%	3%	0%
Generation Growth ADV	No Withdrawal Charge

(2)	Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See “Transfer charge” in “Charges and expenses”.

(3)	Currently, we do not charge for third party transfers or exchanges. However, we reserve the right to discontinue this waiver at any time, with or without notice. The maximum third party transfer or exchange fee is $125. The current charge (which, as described above is waived) is $65. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.

(4)	Special service charges include (1) express mail charge equal to a maximum of $35; (2) wire transfer charge equal to a maximum of $90; (3) duplicate contract charge equal to a maximum of $35; (4) check preparation charge equal to a maximum of $85; and (5) Duplicate Annual and/or Quarterly Statement of Account or Annual Payout Statement Charge, equal to a maximum of $35. The $280 figure in the previous table is the sum of all these charges. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.

The next table describes the fees and expenses that you will pay each year during the time that you own the contract (not including Portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses

	Generation Growth	Generation Growth ADV
Administrative Expenses (Annual Contract Maintenance Fee)(1)	$50	$50
Base Contract Expenses (as a percentage of daily net assets)(2)(3)	1.45%	0.50%
Optional Benefits Expenses (as a percentage of the benefit base)(4)
Return of Premium death benefit charge	0.50%(5)	0.50%(5)

(1)	Beginning with your first contract date anniversary, we will deduct this charge on any contract date anniversary on which your account value is less than $100,000. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year. Otherwise, we will deduct the full charge.

(2)	Base Contract Expenses in this Fee Table include the Operations charge, the Administrative charge, the Distribution charge, and the Puerto Rico separate account tax charge.

(3)	Puerto Rico Tax Charge, included as part of the Base Contract fee, will be deducted on an annual basis from each variable account and equals 0.10% of the net asset value of each variable account as of December 31 of each calendar year.

(4)	The benefit base is equal to your initial contribution to the contract less any withdrawals you made from the contract.

(5)	The maximum charge is 0.50%. The current charge is 0.30%.

The next item shows the minimum and maximum total operating expenses charged by the Portfolio companies that you may pay periodically during the time that you own the contract. A complete list of Portfolio companies available under the contract, including their annual expenses, may be found at the back of this document. See Appendix “Portfolio Companies available under the contract.” These expenses are for the period ended December 31, 2022, and may fluctuate from year to year.

Annual Portfolio Expenses

	Minimum	Maximum
Annual Portfolio Expenses (expenses deducted from Portfolio assets including management fees, service fees, and other expenses)	0.55%	1.27%

Transaction Expenses [Table Text Block]

TRANSACTION EXPENSES

	Generation Growth	Generation Growth ADV
Sales Load Imposed on Purchases	None	None
Withdrawal Charge (as a percentage of contributions withdrawn)	7.00%(1)	None
Transfer Fee(2)	$35	$35
Third Party Transfer or Exchange Fee(3)	$125	$125
Special Service Charges(4)	$280	$280

(1)	For Generation Growth only, the charge percentage we use is determined by the number of years since receipt of the contribution to which the charge relates if you make a withdrawal, surrender your contract to receive its cash value, or surrender your contract to apply your cash value to a non-life contingent annuity payment option. For each contribution, we consider the year in which we receive that contribution to be “year 1”.

Charge as a % of contribution for each year following contribution
	1	2	3	4	5	6	7+
Generation Growth	7%	7%	6%	6%	5%	3%	0%
Generation Growth ADV	No Withdrawal Charge

(2)	Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See “Transfer charge” in “Charges and expenses”.

(3)	Currently, we do not charge for third party transfers or exchanges. However, we reserve the right to discontinue this waiver at any time, with or without notice. The maximum third party transfer or exchange fee is $125. The current charge (which, as described above is waived) is $65. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.

(4)	Special service charges include (1) express mail charge equal to a maximum of $35; (2) wire transfer charge equal to a maximum of $90; (3) duplicate contract charge equal to a maximum of $35; (4) check preparation charge equal to a maximum of $85; and (5) Duplicate Annual and/or Quarterly Statement of Account or Annual Payout Statement Charge, equal to a maximum of $35. The $280 figure in the previous table is the sum of all these charges. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.

Annual Contract Expenses [Table Text Block]

Annual Contract Expenses

	Generation Growth	Generation Growth ADV
Administrative Expenses (Annual Contract Maintenance Fee)(1)	$50	$50
Base Contract Expenses (as a percentage of daily net assets)(2)(3)	1.45%	0.50%
Optional Benefits Expenses (as a percentage of the benefit base)(4)
Return of Premium death benefit charge	0.50%(5)	0.50%(5)

(1)	Beginning with your first contract date anniversary, we will deduct this charge on any contract date anniversary on which your account value is less than $100,000. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year. Otherwise, we will deduct the full charge.

(2)	Base Contract Expenses in this Fee Table include the Operations charge, the Administrative charge, the Distribution charge, and the Puerto Rico separate account tax charge.

(3)	Puerto Rico Tax Charge, included as part of the Base Contract fee, will be deducted on an annual basis from each variable account and equals 0.10% of the net asset value of each variable account as of December 31 of each calendar year.

(4)	The benefit base is equal to your initial contribution to the contract less any withdrawals you made from the contract.

(5)	The maximum charge is 0.50%. The current charge is 0.30%.

Annual Portfolio Company Expenses [Table Text Block]
Annual Portfolio Expenses

	Minimum	Maximum
Annual Portfolio Expenses (expenses deducted from Portfolio assets including management fees, service fees, and other expenses)	0.55%	1.27%

Portfolio Company Expenses [Text Block]	(expenses deducted from Portfolio assets including management fees, service fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.55%
Portfolio Company Expenses Maximum [Percent]	1.27%
Item 5. Principal Risks [Table Text Block]

3.	Principal Risks of Investing in the Contract

The risks identified below are the principal risks of investing in the contract. The contract may be subject to additional risks other than those identified and described in this prospectus.

Risks associated with variable investment options

You take all the investment risk for amounts allocated to one or more of the subaccounts, which invest in Portfolios. If the subaccounts you select increase in value, then your account value goes up; if they decrease in value, your account value goes down. How much your account value goes up or down depends on the performance of the Portfolios in which your subaccounts invest. We do not guarantee the investment results of any Portfolio. An investment in the contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Portfolio(s), each of which has its own unique risks. You should review the Portfolios before making an investment decision.

Insurance company risk

No company other than Universal Life Insurance Company has any legal responsibility to pay amounts that we owe under the contract. The general obligations and any guaranteed benefits under the contract are supported by our general account and are subject to our claims paying ability. You should look solely to our financial strength for our claims-paying ability. Universal Life Insurance Company will reinsure a portion of the risks assumed for the base contract and its Riders to Equitable Life Insurance Company of America.

Possible fees on access to account value

We may apply fees if you access your account value during the accumulation period or surrender your contract. For example, in addition to possible tax consequences, you may incur fees for accessing your account value such as a withdrawal charge, transfer fee, third party transfer or exchange fee, annual administrative expense, base contract expense, and/or a charge for any optional benefits.

Possible adverse tax consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of contract, whether NQ or traditional IRA. The tax considerations discussed in this prospectus are general in nature and describe federal and local income tax law Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice.

We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. The legislative branch in the US and/or Puerto Rico may also consider further proposals to comprehensively reform or overhaul the United States or Puerto Rico tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.

Not a short-term investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

Risk of Loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Limitations on access to cash value through withdrawals

Withdrawals may be subject to withdrawal charges, income taxes and tax penalties. The minimum partial withdrawal amount is $300. Withdrawals will reduce your account value and optional benefit base and the amount of the reduction may be greater than the dollar amount of the withdrawal.

Advisory Fees

If you purchase a Universal VIA Generation Growth ADV contract and elect to pay the advisory fee from your account value, then this deduction will be treated as a withdrawal and will reduce the standard death benefit and the Return of Premium death benefit, and may also be subject to income taxes.

Cybersecurity risks and catastrophic events

We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Systems failures and cyber-attacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value. Systems failures and cyber-attacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. In addition, the occurrence of any pandemic disease (like COVID-19), natural disaster, terrorist attack or any other event that results in our work-force, and/or employees of service providers and/or third party administrators, being compromised and unable or unwilling to fully perform their responsibilities, could likewise result in interruptions in our service, including our ability to issue contracts and process contract transactions. Even if our workforce and employees of our service providers and/or third party administrators were able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and lead to delays in our issuing contracts and processing of other contract-related transactions. Cybersecurity risks and catastrophic events may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks, information security breaches or other catastrophic events in the future, we take reasonable steps to mitigate these risks and secure our systems and business operations from such failures, attacks and events.

COVID-19

The COVID-19 pandemic has negatively impacted the U.S. and global economies, created significant volatility in the capital markets and dramatically increased unemployment levels. The pandemic has also resulted in temporary closures of many businesses and schools and the institution of social distancing requirements in many states and local communities. Businesses or schools that have reopened have restricted or limited access for the foreseeable future and may do so on a permanent basis. As a result, our ability to sell products through our regular channels and the demand for our products and services has been significantly impacted. The extent of the COVID-19 pandemic’s impact on us will depend on future developments that are highly uncertain, including the severity and duration of the pandemic, actions taken by governments and other third parties in response to the pandemic and the availability and efficacy of vaccines against COVID-19.

While we have implemented risk management and contingency plans with respect to the COVID-19 pandemic, such measures may not adequately protect our business from the full impacts of the pandemic. Currently, most of our employees and advisors are continuing to work remotely. Extended periods of remote work arrangements could introduce additional operational risk, including but not limited to cybersecurity risks, and impair our ability to effectively manage our business. We also outsource a variety of functions to third parties whose business continuity strategies are largely outside our control.

Economic uncertainty and unemployment resulting from the COVID-19 pandemic may have an adverse effect on product sales and result in existing policyholders withdrawing at greater rates. COVID-19 could have an adverse effect on our insurance business due to increased mortality and morbidity rates. The cost of reinsurance to us for these policies could increase, and we may encounter decreased availability of such reinsurance. If policyholder lapse and surrender rates or premium waivers significantly exceed our expectations, we may need to change our assumptions, models or reserves.

Our investment portfolio has been, and may continue to be, adversely affected by the COVID-19 pandemic. Declines in equity markets and interest rates, reduced liquidity or a continued slowdown in the U.S. or in global economic conditions may also adversely affect the values and cash flows of these investments. Our investments in mortgages and commercial mortgage-backed securities have been, and could continue to be, negatively affected by delays or failures of borrowers to make payments of principal and interest when due.

Item 10. Benefits Available (N-4) [Text Block]

2.	Benefits Available Under the Contract

Summary of Benefits

The following tables summarize information about the benefits available under the contract.

Death Benefits

These death benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/Limitations
			Max	Current
Standard Death Benefit	Guarantees beneficiaries will receive a benefit equal to your account value.	Standard	No Charge		● Available only at contract purchase ● With respect to the Generation Growth ADV contract, if you pay advisory fee from your Account Value, standard death benefit will be reduced.
Return of Premium Death Benefit	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals.	Optional	0.50%(1)	0.30%(1)

●    Available only at contract purchase

●    Available only to contract holder age 75 or younger

●    Withdrawals, including payment of advisor fees, could significantly reduce or terminate the benefit

●    Generally no contributions once reach age 76

(1)	Expressed as an annual percentage of the benefit base.

Other Benefits

These other benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/Limitations
			Max	Current
Rebalancing	Periodically rebalance to your desired asset mix.	Optional	No Charge		● Must rebalance 100% of account value
Dollar Cost Averaging	Transfer account value to selected investment options on a regular basis to potentially reduce the impact of market volatility.	Optional	No Charge		● $5,000 minimum to begin program

Benefits Available [Table Text Block]

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/Limitations
			Max	Current
Standard Death Benefit	Guarantees beneficiaries will receive a benefit equal to your account value.	Standard	No Charge		● Available only at contract purchase ● With respect to the Generation Growth ADV contract, if you pay advisory fee from your Account Value, standard death benefit will be reduced.
Return of Premium Death Benefit	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals.	Optional	0.50%(1)	0.30%(1)

●    Available only at contract purchase

●    Available only to contract holder age 75 or younger

●    Withdrawals, including payment of advisor fees, could significantly reduce or terminate the benefit

●    Generally no contributions once reach age 76

(1)	Expressed as an annual percentage of the benefit base.

Item 17. Portfolio Companies (N-4) [Text Block]

Appendix: Portfolio Companies Available Under the Contract

The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.universalpr.com. You can request this information at no cost by calling 787-706-7095 or by sending an email request to annuities@universalpr.com

The current expenses and performance information below reflect fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

			Average Annual Total Returns (as of 12/31/2021)
TYPE	Portfolio Company - Investment Adviser; Sub Adviser(s), as applicable	Current Expenses	1 year	5 year	10 year
Asset Allocation	EQ/Moderate Allocation	1.07%	8.43%	8.07%	6.92%
Asset Allocation	EQ/GS Moderate growth Allocation	1.20%	10.59%	7.7%	NA
Asset Allocation	EQ/GS Growth Allocation	1.21%	13.58%	NA	NA
Asset Allocation	EQ/Conservative Allocation	1.00%	2.70%	4.46%	3.64%
Asset Allocation	EQ/Moderate-Plus Allocation	1.11%	12.67%	10.55%	9.26%
Asset Allocation	EQ/AB Dynamic Moderate Growth	1.10%	12.04%	7.57%	6.90%
Asset Allocation	EQ/Aggressive Allocation	1.14%	17.14%	12.85%	11.45%
Equity	EQ/JPMorgan Value Opportunities	0.96%	23.18%	11.70%	14.05%
Equity	EQ/Fidelity Institutional AM® Large Cap	0.87%	25.22%	NA	NA
Equity	EQ/Large Cap Growth Index	0.71%	26.70%	24.37%	18.92%
Equity	EQ/Equity 500 Index	0.55%	27.98%	17.78%	15.84%
Equity	EQ/Large Cap Value Index	0.73%	24.20%	10.43%	12.20%
Equity	1290 VT Socially Responsible	0.90%	30.29%	18.59%	16.53%
Equity	EQ/Mid Cap Index	0.66%	23.87%	12.32%	13.42%
Equity	1290 VT Small Cap Value	1.15%	38.52%	11.39%	NA
Equity	EQ/Small Company Index	0.62%	15.10%	11.78%	12.83%
Equity	1290 VT Micro Cap	1.15%	10.96%	20.86%	NA
Equity	EQ/Invesco Global	1.15%	15.10%	17.60%	13.64%
Equity	1290 VT Smart Beta Equity	1.10%	23.08%	14.65%	NA
Equity	EQ/MFS International Growth	1.10%	9.35%	13.97%	9.75%
Equity	EQ/Emerging Markets Equity PLUS	1.27%	-0.55%	8.76%	NA

			Average Annual Total Returns (as of 12/31/2021)
TYPE	Portfolio Company - Investment Adviser; Sub Adviser(s), as applicable	Current Expenses	1 year	5 year	10 year
Equity	EQ/International Equity Index	0.79%	10.91%	8.03%	6.81%
Equity	EQ/Franklin Rising Dividends	0.87%	26.76%	NA	NA
Equity	EQ/AB Sustainable U.S. Thematic	1.00%	NA	NA	NA
Equity	EQ/American Century Mid Cap Value	1.00%	23.02%	NA	NA
Equity	EQ/ Janus Enterprise	1.04%	16.83%	18.93%	12.40%
Equity	EQ/AB Small Cap Growth	0.90%	12.90%	17.28%	14.90%
Specialty	1290 VT Real Estate	0.90%	25.80%	7.75%	NA
Specialty	Multimanager Technology	1.24%	20.81%	29.43%	22.07%
Specialty	EQ/MFS Technology	1.12%	13.76%	NA	NA
Specialty	EQ/MFS Utilities Series	1.05%	13.92%	NA	NA
Specialty	EQ/Wellington Energy	1.19%	35.48%	NA	NA
Specialty	EQ/Invesco Global Real Assets	1.18%	20.99%	NA	NA
Specialty	EQ/T. Rowe Price Health Sciences	1.20%	9.51%	NA	NA
Specialty	1290 VT Natural Resources	0.92%	30.04%	3.26%	NA
Fixed Income	1290 VT High Yield Bond	1.05%	3.95%	5.41%	NA
Fixed Income	EQ/Intermediate Government Bond	0.65%	-2.18%	1.47%	0.90%
Fixed Income	EQ/AB Short Duration Government Bond	0.77%	-0.42%	0.89%	NA
Fixed Income	EQ/PIMCO Ultra Short Bond	0.80%	-0.49%	1.21%	0.92%
Fixed Income	EQ/All Asset Growth Allocation	1.23%	10.92%	9.71%	8.15%
Fixed Income	EQ/PIMCO Total Return	0.75%	-1.44%	NA	NA
Fixed Income	EQ/PIMCO Global Real Return	0.92%	4.01%	4.72%	NA
Cash Equivalent	EQ/Money Market	0.70%	0.16%	0.71%	0.35%

Prospectuses Available [Text Block]

The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.universalpr.com. You can request this information at no cost by calling 787-706-7095 or by sending an email request to annuities@universalpr.com

The current expenses and performance information below reflect fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]

			Average Annual Total Returns (as of 12/31/2021)
TYPE	Portfolio Company - Investment Adviser; Sub Adviser(s), as applicable	Current Expenses	1 year	5 year	10 year
Asset Allocation	EQ/Moderate Allocation	1.07%	8.43%	8.07%	6.92%
Asset Allocation	EQ/GS Moderate growth Allocation	1.20%	10.59%	7.7%	NA
Asset Allocation	EQ/GS Growth Allocation	1.21%	13.58%	NA	NA
Asset Allocation	EQ/Conservative Allocation	1.00%	2.70%	4.46%	3.64%
Asset Allocation	EQ/Moderate-Plus Allocation	1.11%	12.67%	10.55%	9.26%
Asset Allocation	EQ/AB Dynamic Moderate Growth	1.10%	12.04%	7.57%	6.90%
Asset Allocation	EQ/Aggressive Allocation	1.14%	17.14%	12.85%	11.45%
Equity	EQ/JPMorgan Value Opportunities	0.96%	23.18%	11.70%	14.05%
Equity	EQ/Fidelity Institutional AM® Large Cap	0.87%	25.22%	NA	NA
Equity	EQ/Large Cap Growth Index	0.71%	26.70%	24.37%	18.92%
Equity	EQ/Equity 500 Index	0.55%	27.98%	17.78%	15.84%
Equity	EQ/Large Cap Value Index	0.73%	24.20%	10.43%	12.20%
Equity	1290 VT Socially Responsible	0.90%	30.29%	18.59%	16.53%
Equity	EQ/Mid Cap Index	0.66%	23.87%	12.32%	13.42%
Equity	1290 VT Small Cap Value	1.15%	38.52%	11.39%	NA
Equity	EQ/Small Company Index	0.62%	15.10%	11.78%	12.83%
Equity	1290 VT Micro Cap	1.15%	10.96%	20.86%	NA
Equity	EQ/Invesco Global	1.15%	15.10%	17.60%	13.64%
Equity	1290 VT Smart Beta Equity	1.10%	23.08%	14.65%	NA
Equity	EQ/MFS International Growth	1.10%	9.35%	13.97%	9.75%
Equity	EQ/Emerging Markets Equity PLUS	1.27%	-0.55%	8.76%	NA

			Average Annual Total Returns (as of 12/31/2021)
TYPE	Portfolio Company - Investment Adviser; Sub Adviser(s), as applicable	Current Expenses	1 year	5 year	10 year
Equity	EQ/International Equity Index	0.79%	10.91%	8.03%	6.81%
Equity	EQ/Franklin Rising Dividends	0.87%	26.76%	NA	NA
Equity	EQ/AB Sustainable U.S. Thematic	1.00%	NA	NA	NA
Equity	EQ/American Century Mid Cap Value	1.00%	23.02%	NA	NA
Equity	EQ/ Janus Enterprise	1.04%	16.83%	18.93%	12.40%
Equity	EQ/AB Small Cap Growth	0.90%	12.90%	17.28%	14.90%
Specialty	1290 VT Real Estate	0.90%	25.80%	7.75%	NA
Specialty	Multimanager Technology	1.24%	20.81%	29.43%	22.07%
Specialty	EQ/MFS Technology	1.12%	13.76%	NA	NA
Specialty	EQ/MFS Utilities Series	1.05%	13.92%	NA	NA
Specialty	EQ/Wellington Energy	1.19%	35.48%	NA	NA
Specialty	EQ/Invesco Global Real Assets	1.18%	20.99%	NA	NA
Specialty	EQ/T. Rowe Price Health Sciences	1.20%	9.51%	NA	NA
Specialty	1290 VT Natural Resources	0.92%	30.04%	3.26%	NA
Fixed Income	1290 VT High Yield Bond	1.05%	3.95%	5.41%	NA
Fixed Income	EQ/Intermediate Government Bond	0.65%	-2.18%	1.47%	0.90%
Fixed Income	EQ/AB Short Duration Government Bond	0.77%	-0.42%	0.89%	NA
Fixed Income	EQ/PIMCO Ultra Short Bond	0.80%	-0.49%	1.21%	0.92%
Fixed Income	EQ/All Asset Growth Allocation	1.23%	10.92%	9.71%	8.15%
Fixed Income	EQ/PIMCO Total Return	0.75%	-1.44%	NA	NA
Fixed Income	EQ/PIMCO Global Real Return	0.92%	4.01%	4.72%	NA
Cash Equivalent	EQ/Money Market	0.70%	0.16%	0.71%	0.35%

Risks Associated With Variable Investment Options [Member]
Prospectus:
Principal Risk [Text Block]

Risks associated with variable investment options

You take all the investment risk for amounts allocated to one or more of the subaccounts, which invest in Portfolios. If the subaccounts you select increase in value, then your account value goes up; if they decrease in value, your account value goes down. How much your account value goes up or down depends on the performance of the Portfolios in which your subaccounts invest. We do not guarantee the investment results of any Portfolio. An investment in the contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Portfolio(s), each of which has its own unique risks. You should review the Portfolios before making an investment decision.

Possible Fees On Access To Account Value [Member]
Prospectus:
Principal Risk [Text Block]

Possible fees on access to account value

We may apply fees if you access your account value during the accumulation period or surrender your contract. For example, in addition to possible tax consequences, you may incur fees for accessing your account value such as a withdrawal charge, transfer fee, third party transfer or exchange fee, annual administrative expense, base contract expense, and/or a charge for any optional benefits.

Possible Adverse Tax Consequences [Member]
Prospectus:
Principal Risk [Text Block]

Possible adverse tax consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of contract, whether NQ or traditional IRA. The tax considerations discussed in this prospectus are general in nature and describe federal and local income tax law Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice.

We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. The legislative branch in the US and/or Puerto Rico may also consider further proposals to comprehensively reform or overhaul the United States or Puerto Rico tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.

Not A Short Term Investment [Member]
Prospectus:
Principal Risk [Text Block]

Not a short-term investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

Limitations On Access To Cash Value Through Withdrawals [Member]
Prospectus:
Principal Risk [Text Block]

Limitations on access to cash value through withdrawals

Withdrawals may be subject to withdrawal charges, income taxes and tax penalties. The minimum partial withdrawal amount is $300. Withdrawals will reduce your account value and optional benefit base and the amount of the reduction may be greater than the dollar amount of the withdrawal.

Advisory Fees [Member]
Prospectus:
Principal Risk [Text Block]

Advisory Fees

If you purchase a Universal VIA Generation Growth ADV contract and elect to pay the advisory fee from your account value, then this deduction will be treated as a withdrawal and will reduce the standard death benefit and the Return of Premium death benefit, and may also be subject to income taxes.

Cybersecurity Risks And Catastrophic Events [Member]
Prospectus:
Principal Risk [Text Block]

Cybersecurity risks and catastrophic events

We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Systems failures and cyber-attacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value. Systems failures and cyber-attacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. In addition, the occurrence of any pandemic disease (like COVID-19), natural disaster, terrorist attack or any other event that results in our work-force, and/or employees of service providers and/or third party administrators, being compromised and unable or unwilling to fully perform their responsibilities, could likewise result in interruptions in our service, including our ability to issue contracts and process contract transactions. Even if our workforce and employees of our service providers and/or third party administrators were able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and lead to delays in our issuing contracts and processing of other contract-related transactions. Cybersecurity risks and catastrophic events may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks, information security breaches or other catastrophic events in the future, we take reasonable steps to mitigate these risks and secure our systems and business operations from such failures, attacks and events.

C O V I D 19 [Member]
Prospectus:
Principal Risk [Text Block]

COVID-19

The COVID-19 pandemic has negatively impacted the U.S. and global economies, created significant volatility in the capital markets and dramatically increased unemployment levels. The pandemic has also resulted in temporary closures of many businesses and schools and the institution of social distancing requirements in many states and local communities. Businesses or schools that have reopened have restricted or limited access for the foreseeable future and may do so on a permanent basis. As a result, our ability to sell products through our regular channels and the demand for our products and services has been significantly impacted. The extent of the COVID-19 pandemic’s impact on us will depend on future developments that are highly uncertain, including the severity and duration of the pandemic, actions taken by governments and other third parties in response to the pandemic and the availability and efficacy of vaccines against COVID-19.

While we have implemented risk management and contingency plans with respect to the COVID-19 pandemic, such measures may not adequately protect our business from the full impacts of the pandemic. Currently, most of our employees and advisors are continuing to work remotely. Extended periods of remote work arrangements could introduce additional operational risk, including but not limited to cybersecurity risks, and impair our ability to effectively manage our business. We also outsource a variety of functions to third parties whose business continuity strategies are largely outside our control.

Economic uncertainty and unemployment resulting from the COVID-19 pandemic may have an adverse effect on product sales and result in existing policyholders withdrawing at greater rates. COVID-19 could have an adverse effect on our insurance business due to increased mortality and morbidity rates. The cost of reinsurance to us for these policies could increase, and we may encounter decreased availability of such reinsurance. If policyholder lapse and surrender rates or premium waivers significantly exceed our expectations, we may need to change our assumptions, models or reserves.

Our investment portfolio has been, and may continue to be, adversely affected by the COVID-19 pandemic. Declines in equity markets and interest rates, reduced liquidity or a continued slowdown in the U.S. or in global economic conditions may also adversely affect the values and cash flows of these investments. Our investments in mortgages and commercial mortgage-backed securities have been, and could continue to be, negatively affected by delays or failures of borrowers to make payments of principal and interest when due.

Risk of Loss [Member]
Prospectus:
Risk [Text Block]	The contract is subject to the risk of loss. You could lose some or all of your account value.For additional information about the risk of loss see “Principal risks of investing in the contract” in the Prospectus.
Principal Risk [Text Block]

Risk of Loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to income taxes. For additional information about the investment profile of the contract, see “Fee Table” in the Prospectus. An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options (e.g., the Portfolios). Each investment option has its own unique risks. You should review the investment options available under the contract before making an investment decision.
Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	For additional information about the risks associated with the underlying mutual funds, see the Appendix to this Prospectus entitled “Portfolio Companies available under the contract”, and “Portfolios of the Trusts” in “Purchasing the contract” in the Prospectus.
Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the contract is subject to the risks related to the Company. The general obligations under the contract, are supported by our general account and are subject to our claims paying ability. More information about the Company, including our financial strength ratings, may be obtained at www.universalpr.com. For additional information about insurance company risks see “About the general account” in “More information” in the Prospectus.
Principal Risk [Text Block]

Insurance company risk

No company other than Universal Life Insurance Company has any legal responsibility to pay amounts that we owe under the contract. The general obligations and any guaranteed benefits under the contract are supported by our general account and are subject to our claims paying ability. You should look solely to our financial strength for our claims-paying ability. Universal Life Insurance Company will reinsure a portion of the risks assumed for the base contract and its Riders to Equitable Life Insurance Company of America.

EQ/Moderate Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Moderate Allocation
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	8.43%
Average Annual Total Returns, 5 Years [Percent]	8.07%
Average Annual Total Returns, 10 Years [Percent]	6.92%
EQ/GS Moderate growth Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/GS Moderate growth Allocation
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	10.59%
Average Annual Total Returns, 5 Years [Percent]	7.70%
EQ/GS Growth Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/GS Growth Allocation
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	13.58%
EQ/Conservative Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Conservative Allocation
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	2.70%
Average Annual Total Returns, 5 Years [Percent]	4.46%
Average Annual Total Returns, 10 Years [Percent]	3.64%
EQ/Moderate-Plus Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Moderate-Plus Allocation
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	12.67%
Average Annual Total Returns, 5 Years [Percent]	10.55%
Average Annual Total Returns, 10 Years [Percent]	9.26%
EQ/AB Dynamic Moderate Growth [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/AB Dynamic Moderate Growth
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	12.04%
Average Annual Total Returns, 5 Years [Percent]	7.57%
Average Annual Total Returns, 10 Years [Percent]	6.90%
EQ/Aggressive Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Aggressive Allocation
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	17.14%
Average Annual Total Returns, 5 Years [Percent]	12.85%
Average Annual Total Returns, 10 Years [Percent]	11.45%
EQ/JPMorgan Value Opportunities [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/JPMorgan Value Opportunities
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	23.18%
Average Annual Total Returns, 5 Years [Percent]	11.70%
Average Annual Total Returns, 10 Years [Percent]	14.05%
EQ/Fidelity Institutional AM® Large Cap [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Fidelity Institutional AM® Large Cap
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	25.22%
EQ/Large Cap Growth Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Growth Index
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	26.70%
Average Annual Total Returns, 5 Years [Percent]	24.37%
Average Annual Total Returns, 10 Years [Percent]	18.92%
EQ/Equity 500 Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Equity 500 Index
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	27.98%
Average Annual Total Returns, 5 Years [Percent]	17.78%
Average Annual Total Returns, 10 Years [Percent]	15.84%
EQ/Large Cap Value Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Value Index
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	24.20%
Average Annual Total Returns, 5 Years [Percent]	10.43%
Average Annual Total Returns, 10 Years [Percent]	12.20%
1290 VT Socially Responsible [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT Socially Responsible
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	30.29%
Average Annual Total Returns, 5 Years [Percent]	18.59%
Average Annual Total Returns, 10 Years [Percent]	16.53%
EQ/Mid Cap Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Mid Cap Index
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	23.87%
Average Annual Total Returns, 5 Years [Percent]	12.32%
Average Annual Total Returns, 10 Years [Percent]	13.42%
1290 VT Small Cap Value [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT Small Cap Value
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	38.52%
Average Annual Total Returns, 5 Years [Percent]	11.39%
EQ/Small Company Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Small Company Index
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	15.10%
Average Annual Total Returns, 5 Years [Percent]	11.78%
Average Annual Total Returns, 10 Years [Percent]	12.83%
1290 VT Micro Cap [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	290 VT Micro Cap
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	10.96%
Average Annual Total Returns, 5 Years [Percent]	20.86%
EQ/Invesco Global [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Invesco Globa
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	15.10%
Average Annual Total Returns, 5 Years [Percent]	17.60%
Average Annual Total Returns, 10 Years [Percent]	13.64%
1290 VT Smart Beta Equity [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT Smart Beta Equity
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	23.08%
Average Annual Total Returns, 5 Years [Percent]	14.65%
EQ/MFS International Growth [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/MFS International Growth
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	9.35%
Average Annual Total Returns, 5 Years [Percent]	13.97%
Average Annual Total Returns, 10 Years [Percent]	9.75%
EQ/Emerging Markets Equity PLUS [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Emerging Markets Equity PLUS
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	(0.55%)
Average Annual Total Returns, 5 Years [Percent]	8.76%
EQ/International Equity Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/International Equity Index
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	10.91%
Average Annual Total Returns, 5 Years [Percent]	8.03%
Average Annual Total Returns, 10 Years [Percent]	6.81%
EQ/Franklin Rising Dividends [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Franklin Rising Dividends
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	26.76%
EQ/AB Sustainable U.S. Thematic [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/AB Sustainable U.S. Thematic
Current Expenses [Percent]	1.00%
EQ/American Century Mid Cap Value [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/American Century Mid Cap Value
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	23.02%
EQ/ Janus Enterprise [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/ Janus Enterprise
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	16.83%
Average Annual Total Returns, 5 Years [Percent]	18.93%
Average Annual Total Returns, 10 Years [Percent]	12.40%
EQ/AB Small Cap Growth [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/AB Small Cap Growth
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	12.90%
Average Annual Total Returns, 5 Years [Percent]	17.28%
Average Annual Total Returns, 10 Years [Percent]	14.90%
1290 VT Real Estate [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	1290 VT Real Estate
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	25.80%
Average Annual Total Returns, 5 Years [Percent]	7.75%
Multimanager Technology [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Multimanager Technology
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	20.81%
Average Annual Total Returns, 5 Years [Percent]	29.43%
Average Annual Total Returns, 10 Years [Percent]	22.07%
EQ/MFS Technology [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	EQ/MFS Technology
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	13.76%
EQ/MFS Utilities Series [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	EQ/MFS Utilities Series
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	13.92%
EQ/Wellington Energy [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	EQ/Wellington Energy
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	35.48%
EQ/Invesco Global Real Assets [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	EQ/Invesco Global Real Assets
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	20.99%
EQ/T. Rowe Price Health Sciences [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	EQ/T. Rowe Price Health Sciences
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	9.51%
1290 VT Natural Resources [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	1290 VT Natural Resources
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	30.04%
Average Annual Total Returns, 5 Years [Percent]	3.26%
1290 VT High Yield Bond [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	1290 VT High Yield Bond
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	3.95%
Average Annual Total Returns, 5 Years [Percent]	5.41%
EQ/Intermediate Government Bond [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Intermediate Government Bond
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(2.18%)
Average Annual Total Returns, 5 Years [Percent]	1.47%
Average Annual Total Returns, 10 Years [Percent]	0.90%
EQ/AB Short Duration Government Bond [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/AB Short Duration Government Bond
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(0.42%)
Average Annual Total Returns, 5 Years [Percent]	0.89%
EQ/PIMCO Ultra Short Bond [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/PIMCO Ultra Short Bond
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(0.49%)
Average Annual Total Returns, 5 Years [Percent]	1.21%
Average Annual Total Returns, 10 Years [Percent]	0.92%
EQ/All Asset Growth Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/All Asset Growth Allocation
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	10.92%
Average Annual Total Returns, 5 Years [Percent]	9.71%
Average Annual Total Returns, 10 Years [Percent]	8.15%
EQ/PIMCO Total Return [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/PIMCO Total Return
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(1.44%)
EQ/PIMCO Global Real Return [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/PIMCO Global Real Return
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	4.01%
Average Annual Total Returns, 5 Years [Percent]	4.72%
EQ/Money Market [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Cash Equivalent
Portfolio Company Name [Text Block]	EQ/Money Market
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	0.16%
Average Annual Total Returns, 5 Years [Percent]	0.71%
Average Annual Total Returns, 10 Years [Percent]	0.35%
Return Of Premium Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Return of Premium Death Benefit
Purpose of Benefit [Text Block]	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.50%	[5]
Standard Benefit Expense (of Other Amount), Current [Percent]	0.30%	[5]
Brief Restrictions / Limitations [Text Block]

●    Available only at contract purchase

●    Available only to contract holder age 75 or younger

●    Withdrawals, including payment of advisor fees, could significantly reduce or terminate the benefit

●    Generally no contributions once reach age 76

Name of Benefit [Text Block]	Return of Premium Death Benefit
Benefit Standard or Optional [Text Block]	Optional
Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]	Guarantees beneficiaries will receive a benefit equal to your account value.
Standard Benefit Expense (of Other Amount), Current [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Available only at contract purchase ● With respect to the Generation Growth ADV contract, if you pay advisory fee from your Account Value, standard death benefit will be reduced.
Name of Benefit [Text Block]	Standard Death Benefit
Benefit Standard or Optional [Text Block]	Standard
Universal VIA Generation Growth
Prospectus:
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Current [Percent]	7.00%	[6]
Exchange Fee, Current [Dollars]	$ 35	[7]
Other Transaction Fee, Maximum [Dollars]	280	[8]
Other Transaction Fee, Minimum [Dollars]	125	[9]
Administrative Expense, Current [Dollars]	$ 50	[10]
Base Contract Expense (of Average Account Value), Current [Percent]	1.45%	[11],[12]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%	[13],[14]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	50.00%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.30%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 10,299
Surrender Expense, 3 Years, Maximum [Dollars]	16,070
Surrender Expense, 5 Years, Maximum [Dollars]	22,082
Surrender Expense, 10 Years, Maximum [Dollars]	35,766
Annuitized Expense, 1 Year, Maximum [Dollars]	3,299
Annuitized Expense, 3 Years, Maximum [Dollars]	10,070
Annuitized Expense, 5 Years, Maximum [Dollars]	17,082
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 35,716
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%	[13],[14]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	50.00%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.30%
Universal VIA Generation Growth ADV
Prospectus:
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Current [Percent]	0.00%
Exchange Fee, Current [Dollars]	$ 35	[7]
Other Transaction Fee, Maximum [Dollars]	280	[8]
Other Transaction Fee, Minimum [Dollars]	125	[9]
Administrative Expense, Current [Dollars]	$ 50	[10]
Base Contract Expense (of Average Account Value), Current [Percent]	0.50%	[11],[12]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%	[13],[14]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	50.00%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.30%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,351
Surrender Expense, 3 Years, Maximum [Dollars]	7,243
Surrender Expense, 5 Years, Maximum [Dollars]	12,400
Surrender Expense, 10 Years, Maximum [Dollars]	26,553
Annuitized Expense, 1 Year, Maximum [Dollars]	2,351
Annuitized Expense, 3 Years, Maximum [Dollars]	7,243
Annuitized Expense, 5 Years, Maximum [Dollars]	12,400
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 26,603
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%	[13],[14]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	50.00%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.30%

[1]	Expressed as an annual percent of daily net assets. Included as part of base contract expense for the maximum charge attributable to the Generation Growth contracts, is the effect of the $50 annual Contract Maintenance Fee.
[2]	Puerto Rico Tax Charge, included as part of the Base Contract fee, will be deducted on an annual basis from each variable account and equals 0.10% of the net asset value of each variable account as of December 31 of each calendar year.
[3]	Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2021 and could change from year to year.
[4]	Expressed as an annual percentage of the applicable benefit base.
[5]	Expressed as an annual percentage of the benefit base.
[6]	For Generation Growth only, the charge percentage we use is determined by the number of years since receipt of the contribution to which the charge relates if you make a withdrawal, surrender your contract to receive its cash value, or surrender your contract to apply your cash value to a non-life contingent annuity payment option. For each contribution, we consider the year in which we receive that contribution to be “year 1”.
[7]	Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See “Transfer charge” in “Charges and expenses”.
[8]	Special service charges include (1) express mail charge equal to a maximum of $35; (2) wire transfer charge equal to a maximum of $90; (3) duplicate contract charge equal to a maximum of $35; (4) check preparation charge equal to a maximum of $85; and (5) Duplicate Annual and/or Quarterly Statement of Account or Annual Payout Statement Charge, equal to a maximum of $35. The $280 figure in the previous table is the sum of all these charges. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.
[9]	Currently, we do not charge for third party transfers or exchanges. However, we reserve the right to discontinue this waiver at any time, with or without notice. The maximum third party transfer or exchange fee is $125. The current charge (which, as described above is waived) is $65. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.
[10]	Beginning with your first contract date anniversary, we will deduct this charge on any contract date anniversary on which your account value is less than $100,000. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year. Otherwise, we will deduct the full charge.
[11]	Base Contract Expenses in this Fee Table include the Operations charge, the Administrative charge, the Distribution charge, and the Puerto Rico separate account tax charge.
[12]	Puerto Rico Tax Charge, included as part of the Base Contract fee, will be deducted on an annual basis from each variable account and equals 0.10% of the net asset value of each variable account as of December 31 of each calendar year.
[13]	The maximum charge is 0.50%. The current charge is 0.30%.
[14]	The benefit base is equal to your initial contribution to the contract less any withdrawals you made from the contract.